Marketing, Licensing and Distribution Agreements - Vivus (Details) - License Agreement - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Royalty on the first $500 million of net sales
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold net sales				$ 500,000,000		$ 500,000,000
Milestone payment to be paid once $250 million in sales has been reached
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold net sales				250,000,000		250,000,000
Milestone payment		$ 6,000,000		6,000,000		6,000,000
Milestone payment to be paid after $250 million in sales has been reached
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold net sales				250,000,000		250,000,000
Milestone payment		$ 3,200,000		$ 3,200,000		$ 3,200,000
Vivus, Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time fee to purchase and receive the license for the commercialization and exploitation of Stendra	$ 70,000,000
Additional fee to purchase and receive the license for the commercialization and exploitation of Stendra	$ 800,000
Threshold period of written purchase orders to purchase Stendra				125 days		125 days
Minimum percentage of forecasted quantities for which entity is required to submit purchase orders		90.00%		90.00%		90.00%
Maximum forecasted quantity of strenda that can be supplied (as a percent)		120.00%		120.00%		120.00%
Accrued inventory purchases						$ 14,200,000	$ 9,300,000	$ 14,200,000
Royalty incurred				$ 20,700,000
Vivus, Inc | Other Current Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued inventory purchases, current						1,300,000	1,400,000	1,300,000
Vivus, Inc | Other Noncurrent Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued inventory purchases, non-current						$ 11,100,000	6,700,000	$ 11,100,000
Vivus, Inc | Royalty during the first, second, and third years following the expiration of the Royalty Period
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				2.00%		2.00%
Vivus, Inc | Royalty following the fourth and fifth years following the end of the Royalty Period
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				1.00%		1.00%
MTPC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty incurred		$ 68,865	$ 129,508	$ 302,346	$ 206,435	$ 317,875	$ 550,533
Royalty payables		$ 68,865		$ 68,865		$ 8,728
MTPC | Royalty on the first $500 million of net sales
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				5.00%		5.00%
MTPC | Royalty on net sales after $500 million
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				6.00%		6.00%